Summary of significant accounting policies - Malware Incident (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 28, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Expense related to remediation effect due to incident	$ 1,282
Royalty [Member]
Disaggregation of Revenue [Line Items]
Reduction in revenue due to incident	1,767
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Reduction in revenue due to incident	$ 112